Business acquisitions (Details) - USD ($)			3 Months Ended		6 Months Ended
		Jun. 19, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Business Acquisition [Line Items]
Gain on bargain purchase	[1]		$ 39,600,000	$ 0	$ 39,600,000	$ 0
West Polaris Acquisition
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%
Plus: Working capital adjustment		$ 30,700,000
Long term interest bearing debt		336,000,000
Purchase price		374,600,000
Cash payments		204,000,000
Seller's credit, fair value		44,600,000
Contingent consideration		95,300,000
Seller's credit		50,000,000
Daily Rate		$ 653,000
Sellers line of credit, interest rate (percent)		6.50%
Sellers line of credit, period after contract completion for potential reduction in payable (years)		3 years
Sellers line of credit, threshold for operating day rate		$ 450,000
Sellers credit, percentage above threshold for operating day rate (percent)		50.00%
Gain on bargain purchase		$ 39,600,000	$ 39,600,000	$ 0	39,600,000	$ 0
Drilling unit		575,300,000
Intangible asset - favorable drilling contract		$ 124,300,000
Weighted average cost of capital (percent)		8.50%
Transaction costs		$ 700,000
Revenue included in consolidated statement of operations					7,800,000
Net income included in consolidated statement of operations					$ 1,000,000
Seadrill Operating LP
Business Acquisition [Line Items]
Ownership percentage by parent		58.00%
Seadrill Limited
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners		42.00%
Trade Receivable | West Polaris Acquisition
Business Acquisition [Line Items]
Fair value of receivables acquired		$ 31,900,000
West Polaris Initial Earn-out | West Polaris Acquisition
Business Acquisition [Line Items]
Seller's credit, fair value		61,800,000
Sellers line of credit, threshold for operating day rate		450,000
Contingent consideration range of outcomes, high		67,600,000
Contingent consideration range of outcomes, low		$ 0
West Polaris Initial Earn-out | Minimum | West Polaris Acquisition
Business Acquisition [Line Items]
Contingent consideration, utilization (percent)		0.00%
West Polaris Initial Earn-out | Maximum | West Polaris Acquisition
Business Acquisition [Line Items]
Contingent consideration, utilization (percent)		100.00%
West Polaris Subsequent Earn-out | West Polaris Acquisition
Business Acquisition [Line Items]
Seller's credit, fair value		$ 33,500,000
Contingent consideration range of outcomes, low		$ 0
West Polaris Subsequent Earn-out | Minimum | West Polaris Acquisition
Business Acquisition [Line Items]
Contingent consideration, utilization (percent)		0.00%

[1]	Includes transactions with related parties. Refer to Note 9 - Related Party Transactions.